Receivables (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Prepayments	$ 198.0	[1]	$ 78.7	[1]	$ 17.1	[1]
Far Southeast (FSE) Deposit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Prepayments	120.0		54.0
Mankayan Project-Bezant Resources
Accounts, Notes, Loans and Financing Receivable [Line Items]
Prepayments	$ 7.0

[1]	Includes $120 million for the FSE Project and $7.0 million for the Bezant's Mankayan Project (December 31, 2010: $54 million for the FSE project and nil for Bezant; fiscal year ended June 30, 2010: $nil).